Condensed Financial Information of the Parent Company (Details) - Schedule of condensed balance sheets (Parentheticals) - Parent Company [Member] - $ / shares	Sep. 30, 2022	Sep. 30, 2021
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	14,325,491	8,970,000
Ordinary shares, shares outstanding	14,325,491	8,970,000
Ordinary shares, consisting	90,000,000	90,000,000
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	10,000,000	10,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	4,030,000	4,030,000
Ordinary shares, shares outstanding	4,030,000	4,030,000